Document and Entity Information Document	9 Months Ended
Sep. 30, 2014
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3
Entity Registrant Name	QEP RESOURCES, INC.
Entity Central Index Key	0001108827
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer